ORDINARY SHARES (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 08, 2019 USD ($) Vote $ / shares shares	Mar. 08, 2019 HKD ($) Vote shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Mar. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Sep. 21, 2016 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized			403,750,000	0		4,622,068,906	807,500
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.0050
Number of vote | Vote			1
Number of shares issued and outstanding preferred shares converted into ordinary shares	377,931,094				377,931,094
IPO
Class of Stock [Line Items]
Net proceeds after deducting commissions and offering expenses	$ 161.7	$ 1,259,317,000
Number of shares issued and outstanding preferred shares converted into ordinary shares	377,931,094
ADSs | IPO
Class of Stock [Line Items]
Number of share issued (in shares)	8,625,000	8,625,000
ADSs | Over-allotment
Class of Stock [Line Items]
Number of share issued (in shares)	1,125,000	1,125,000
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized				48,700,000,000		0
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00001		$ 0.00001
Number of vote | Vote	1	1		1
Number of share issued (in shares)	69,000,000	69,000,000		115,666,666
Price per share | $ / shares	$ 12
Number of shares issued and outstanding preferred shares converted into ordinary shares	140,802,051					140,802,051
Shares issued upon exercise of employee share options (in shares)				106,295,232
Class A ordinary shares | IPO
Class of Stock [Line Items]
Number of share issued (in shares)	69,000,000	69,000,000
Price per share | $ / shares	$ 12
Class A ordinary shares | Concurrent Private Placement
Class of Stock [Line Items]
Number of share issued (in shares)	46,666,666	46,666,666
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized				800,000,000		0
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00001		$ 0.00001
Number of vote | Vote	20	20		20
Number of shares issued and outstanding preferred shares converted into ordinary shares	237,129,043					237,129,043
Redesignation of ordinary shares into Class B ordinary shares	403,750,000	403,750,000		403,750,000